Note 16 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2016	2015	2014

Net loss (in thousands)	$(2,986)	$(21,095)	$(15,057)

Weighted average shares outstanding (in thousands) – basic	1,282,141	1,301,465	1,362,465
Effect of dilutive securities:
Options and RSUs (in thousands)	-	-	-

Weighted average shares outstanding (in thousands) – diluted	1,282,141	1,301,465	1,362,465

Loss per share – basic and diluted	$-	$(0.02)	$(0.01)

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were
207,837,900
shares at
$0.0274
to
$0.1636
as of
December
31,
2016,
177,528,800
shares at
$0.0454
to
$0.2176
as of
December
31,
2015,
and
228,666,600
shares at
$0.0460
to
$0.3462
as of
December
31,
2014.
The anti-dilutive RSUs excluded were
57,937,850,
50,608,350
shares, and
46,823,850
shares as of
December
31,
2016,
2015,
and
2014,
respectively.